Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS
NOTE 9:	INTANGIBLE ASSETS

a.	On August 3, 2010, the Company completed the share swap transaction with the shareholders of Bio-Gal Ltd. (the “Transaction”) in which the Company acquired 100% of the shares of Xtepo, which for the Transaction purposes held an exclusive license to use the patented recombinant EPO (rHuEPO) drug for treating Multiple Myeloma and also held cash totaling approximately $1.5 million on the date of completion of the transaction, in return for the allocation of 133,063,688 ordinary shares of NIS 0.1 par value each, representing approximately 69.44% of the Company’s issued and outstanding share capital after completion of the Transaction.

Following the closing of the Transaction, the Company recognized in its accounts an intangible asset representing the license for the exclusive use of the patent for the rHuEPO drug for Multiple Myeloma as well as every clinical study and accumulated knowhow underlying the patent in a total of approximately $2,265 thousand (excluding transaction costs of approximately $187 thousand), based on its fair value as of the date of closing of the Transaction according to an independent external valuation.

On May 29, 2011, the Company received the approval of the FDA, a subdivision of the U.S. Health and Human Services, for orphan drug status for the rHuEPO drug which is patented by the Company until 2019.

According to the guidance of IAS 38, this asset is not ready for usage according to the Company’s management intention and therefore has not amortized yet and the Company reviews the asset for impairment once a year or more frequently if indicators show that the asset may be impaired.

In December 2015, the Company tested the asset for impairment in accordance with the guidance of IAS 36. According to the valuation performed, as of December 31, 2015, the book value amounted to $2,452 thousand of the rHuEPO intangible asset exceeded its recoverable amount by $1,604 thousand. Therefore, a loss from impairment should be recorded regarding the asset. The recoverable amount was determined as fair value less costs of disposal, which was determined on the basis of the discounted future cash flow method for the years 2016 to 2029 less costs of disposal. The discount period was determined on the basis of the estimated timelines to perform the clinical trials in order to approve the drug for marketing and under the limitation of the patent years and the orphan drug designation as above.

The Company’s Board of Directors decided on the abandonment of the EPO development and therefore the carrying amount of the rHuEPO intangible asset of $848 thousand has been reduced to zero as of December 31, 2016 in a separate line in the statement of comprehensive loss.

b.	On January 7, 2014, the Company signed a licensing agreement with Yeda to develop hCDR1, a Phase II-ready asset for the treatment of Systemic Lupus Erythematosus (“SLE”). The terms of the licensing agreement include, among other things, expense reimbursement for patent expenses payable in six installments, certain milestone payments to Yeda, low single-digit royalties based on net sales, and additional customary royalties to the Israel innovation authority.

Since the company abandoned the development of the EPO asset, it does not expect to pay the above royalties.

On May 14, 2014, the Company issued 222,605 ordinary shares of the Company of NIS 0.1 par value each to Yeda, as the first of six installments for the aforementioned patent expenses reimbursement, representing a value of approximately $41 thousand.

On January 21, 2015, the Company issued Yeda 802,912 ordinary shares of the Company of NIS 0.1 par value each, as the second of six installments for the aforementioned patent expenses reimbursement, representing a value of approximately $84 thousand.

On August 3, 2015, the Company paid Yeda an amount of approximately $64 thousand, as the third of six installments for the aforementioned patent expenses reimbursement.

On February 1, 2016, the Company paid Yeda an amount of approximately $64 thousand, as the fourth of six installments for the aforementioned patent expenses reimbursement.

In July 2016, the Company and Yeda signed a second amendment to the license agreement whereby, the final two payments due under the Agreement will be made on April 7, 2017, provided that if the Company receives funding of at least $5 million then the Company shall be required to promptly pay Yeda any unpaid patent expense reimbursement in one lump-sum cash payment. As of December 31, 2017 the remaining liability is $127 thousand disclosed under other accounts payable.

The Company reviews the hCDR1 asset for impairment once a year on December 31 or more frequently if events or changes in circumstances indicate that there is impairment.

If the carrying amount exceeds their recoverable amount, the assets are reduced to their recoverable amount.

In order to measure the recoverable amount of the hCDR1 asset, Company management deducted the fair value of its other assets and liabilities from the amount representing its market value as of December 31, 2017. The resulting fair value attributable to the hCDR1 asset was higher than the book value of the hCDR1 asset and therefore no impairment was recorded in the Company’s financial statements as of December 31, 2017.

c.	Composition and movement:

The composition of intangible assets, net, by major classes, and the movement therein in the three years ended December 31, 2017, 2016 and 2015, are:

	rHuEPO	hCDR1	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2017	-	253	253

Additions during the year	-	127	127

Amortized cost at December 31, 2017	-	380	380

	rHuEPO	hCDR1	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2016	848	189	1,037

Additions during the year	-	64	64
Impairment of intangible assets	(848)	-	(848)

Amortized cost at December 31, 2016	-	253	253

	rHuEPO	hCDR1	Other	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2015	2,452	41	5	2,498

Additions during the year	-	148	-	148
Impairment of intangible assets	(1,604)	-	-	(1,604)
Disposal	-	-	(5)	(5)

Amortized cost at December 31, 2015	848	189	-	1,037